RISK MANAGEMENT - External Credit Ratings for Cash and Cash Equivalents and Investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 5,089	$ 1,199
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	393	$ 35
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage %		100.00%
Credit risk | Cash and cash equivalents and investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 9,986	$ 1,229
Percentage %	100.00%	100.00%
Credit risk | Cash and cash equivalents and investments | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 393	$ 35
Percentage %	4.00%	3.00%
Credit risk | Cash and cash equivalents and investments | Bonds and other debt securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 3,764	$ 1,169
Percentage %	37.00%	95.00%
Credit risk | Cash and cash equivalents and investments | Bonds and other debt securities | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 512	$ 409
Percentage %	5.00%	33.00%
Credit risk | Cash and cash equivalents and investments | Bonds and other debt securities | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 55	$ 11
Percentage %	1.00%	1.00%
Credit risk | Cash and cash equivalents and investments | Bonds and other debt securities | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 1,516	$ 121
Percentage %	15.00%	10.00%
Credit risk | Cash and cash equivalents and investments | Bonds and other debt securities | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 1,306	$ 617
Percentage %	13.00%	50.00%
Credit risk | Cash and cash equivalents and investments | Bonds and other debt securities | BB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 151	$ 10
Percentage %	1.00%	1.00%
Credit risk | Cash and cash equivalents and investments | Bonds and other debt securities | B
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 54	$ 1
Percentage %	0.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Bonds and other debt securities | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 170	$ 0
Percentage %	2.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Preferred shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 18	$ 3
Percentage %	0.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Preferred shares | BB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 1	$ 0
Percentage %	0.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Preferred shares | P2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 7	$ 3
Percentage %	0.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Preferred shares | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 10	$ 0
Percentage %	0.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Common shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 275	$ 0
Percentage %	2.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Common shares | A+
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 243	$ 0
Percentage %	2.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Common shares | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 32	$ 0
Percentage %	0.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Other equity | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 247	$ 0
Percentage %	2.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Private loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 517	$ 0
Percentage %	7.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Private loans | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 60	$ 0
Percentage %	1.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Private loans | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 55	$ 0
Percentage %	1.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Private loans | BB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 151	$ 0
Percentage %	2.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Private loans | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 251	$ 0
Percentage %	3.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 122	$ 21
Percentage %	1.00%	2.00%
Credit risk | Cash and cash equivalents and investments | Mortgages | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 122	$ 21
Percentage %	1.00%	2.00%
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 4,650	$ 0
Percentage %	47.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 819	$ 0
Percentage %	8.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 228	$ 0
Percentage %	2.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 891	$ 0
Percentage %	9.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 2,484	$ 0
Percentage %	26.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | BB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 105	$ 0
Percentage %	1.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | B
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 30	$ 0
Percentage %	0.00%	0.00%
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments	$ 93	$ 0
Percentage %	1.00%	0.00%